Risks Arising from Financial Instruments and Risk Management (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)
Risks Arising from Financial Instruments and Risk Management [Abstract]
Other variables remain constant	5.00%	5.00%	5.00%
Increase decrease on company’s net income	$ 17,000	$ 268,000	€ 236,000	$ 13,000	$ 181,000	€ 256,000
Percentage of accounts receivable	81.00%	81.00%	81.00%	85.00%	85.00%	85.00%
Bad debt expense				$ 332,715